UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21735
Investment Company Act File Number
Eaton Vance Tax-Managed Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Opportunities Fund	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 102.9%

Security	Shares	Value
Aerospace & Defense — 1.5%
General Dynamics Corp.	45,538	$2,860,242
Honeywell International, Inc.	85,223	3,744,698
Northrop Grumman Corp.	42,963	2,604,847
Rockwell Collins, Inc.	70,051	4,080,471

		$13,290,258

Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	65,295	$4,565,426
FedEx Corp.	25,782	2,204,361

		$6,769,787

Airlines — 0.2%
Southwest Airlines Co.	113,554	$1,484,151

		$1,484,151

Auto Components — 0.6%
Dana Holding Corp.(1)	77,289	$952,200
Johnson Controls, Inc.	141,080	4,302,940

		$5,255,140

Automobiles — 0.1%
Ford Motor Co.(1)	96,775	$1,184,526

		$1,184,526

Beverages — 1.6%
Coca-Cola Co. (The)	121,649	$7,118,899
Coca-Cola Enterprises, Inc.	38,080	1,180,480
Hansen Natural Corp.(1)	12,788	596,177
PepsiCo, Inc.	76,912	5,110,033

		$14,005,589

Biotechnology — 4.5%
Amgen, Inc.(1)	158,315	$8,724,740
Biogen Idec, Inc.(1)	90,688	5,089,411
BioMarin Pharmaceutical, Inc.(1)	23,822	532,422
Celgene Corp.(1)	131,876	7,597,376
Enzon Pharmaceuticals, Inc.(1)	85,000	956,250
Genzyme Corp.(1)	65,140	4,611,261
Gilead Sciences, Inc.(1)	249,917	8,899,544
Martek Biosciences Corp.(1)	32,637	738,575
Onyx Pharmaceuticals, Inc.(1)	18,445	486,579
Regeneron Pharmaceuticals, Inc.(1)	35,018	959,493

		$38,595,651

Capital Markets — 1.8%
Affiliated Managers Group, Inc.(1)	12,769	$996,110
Artio Global Investors, Inc.	28,944	442,843
Charles Schwab Corp. (The)	82,868	1,151,865
Franklin Resources, Inc.	26,622	2,845,892
Goldman Sachs Group, Inc. (The)	28,754	4,157,253
Invesco, Ltd.	78,614	1,668,975
Morgan Stanley	66,315	1,636,654
T. Rowe Price Group, Inc.	50,995	2,553,065
UBS AG(1)	25,054	426,670

		$15,879,327

Security	Shares	Value
Chemicals — 1.1%
Air Products and Chemicals, Inc.	42,810	$3,545,524
E.I. Du Pont de Nemours & Co.	63,024	2,812,131
PPG Industries, Inc.	41,446	3,017,269

		$9,374,924

Commercial Banks — 2.0%
Banco Bilbao Vizcaya Argentaria SA ADR	30,654	$413,216
Banco Santander Central Hispano SA ADR	79,716	1,009,205
Fifth Third Bancorp	100,126	1,204,516
HSBC Holdings PLC ADR	25,941	1,312,355
Royal Bank of Canada	42,829	2,232,676
Toronto-Dominion Bank	40,182	2,903,551
Wells Fargo & Co.	329,450	8,279,078

		$17,354,597

Commercial Services & Supplies — 0.6%
Avery Dennison Corp.	21,451	$796,261
Waste Management, Inc.	125,065	4,469,823

		$5,266,084

Communications Equipment — 5.6%
Brocade Communications Systems, Inc.(1)	237,983	$1,389,821
Cisco Systems, Inc.(1)	723,223	15,838,584
QUALCOMM, Inc.	519,219	23,427,161
Research In Motion, Ltd.(1)	127,326	6,199,503
Riverbed Technology, Inc.(1)	34,776	1,585,090

		$48,440,159

Computers & Peripherals — 12.9%
Apple, Inc.(1)	312,351	$88,629,596
Dell, Inc.(1)	374,415	4,852,418
EMC Corp.(1)	161,078	3,271,494
Hewlett-Packard Co.	93,945	3,952,266
International Business Machines Corp.	69,411	9,310,792
SanDisk Corp.(1)	57,135	2,093,998

		$112,110,564

Construction & Engineering — 0.1%
Fluor Corp.	24,176	$1,197,437

		$1,197,437

Consumer Finance — 0.8%
American Express Co.	79,374	$3,336,089
Capital One Financial Corp.	27,938	1,104,948
Discover Financial Services	131,423	2,192,136

		$6,633,173

Distributors — 0.3%
Genuine Parts Co.	21,482	$957,882
LKQ Corp.(1)	63,061	1,311,669

		$2,269,551

Diversified Financial Services — 2.5%
Bank of America Corp.	365,187	$4,787,601
Citigroup, Inc.(1)	988,064	3,853,450
CME Group, Inc.	7,734	2,014,320
JPMorgan Chase & Co.	256,968	9,782,772
Moody’s Corp.	58,952	1,472,621

		$21,910,764

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	261,076	$7,466,774
Frontier Communications Corp.	550,652	4,498,827

Security	Shares	Value
Verizon Communications, Inc.	148,609	$4,843,167

		$16,808,768

Electric Utilities — 0.9%
American Electric Power Co., Inc.	39,722	$1,439,128
Duke Energy Corp.	104,748	1,855,087
Edison International	59,878	2,059,204
FirstEnergy Corp.	57,503	2,216,166

		$7,569,585

Electrical Equipment — 1.0%
Cooper Industries PLC, Class A	9,642	$471,783
Emerson Electric Co.	92,190	4,854,726
First Solar, Inc.(1)	21,906	3,227,849

		$8,554,358

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	109,195	$1,996,085

		$1,996,085

Energy Equipment & Services — 1.2%
Diamond Offshore Drilling, Inc.	13,909	$942,613
Halliburton Co.	121,266	4,010,267
Schlumberger, Ltd.	95,882	5,907,290

		$10,860,170

Food & Staples Retailing — 1.9%
CVS Caremark Corp.	216,770	$6,821,752
Kroger Co. (The)	70,237	1,521,333
Wal-Mart Stores, Inc.	146,331	7,831,635

		$16,174,720

Food Products — 0.9%
ConAgra Foods, Inc.	139,244	$3,055,013
Green Mountain Coffee Roasters, Inc.(1)	36,611	1,141,897
H.J. Heinz Co.	41,807	1,980,398
Hershey Co. (The)	26,751	1,273,080

		$7,450,388

Gas Utilities — 0.1%
Nicor, Inc.	11,705	$536,323

		$536,323

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	91,373	$4,359,406
Boston Scientific Corp.(1)	168,731	1,034,321
Covidien PLC	25,801	1,036,942
Edwards Lifesciences Corp.(1)	12,474	836,382
Immucor, Inc.(1)	13,694	271,552
Intuitive Surgical, Inc.(1)	14,060	3,989,384
Masimo Corp.	16,253	443,869
Medtronic, Inc.	74,653	2,506,848
Stryker Corp.	35,313	1,767,416

		$16,246,120

Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	66,130	$2,027,546
CIGNA Corp.	61,755	2,209,594
DaVita, Inc.(1)	7,275	502,193
Fresenius Medical Care AG & Co. KGaA ADR	27,051	1,670,129
LifePoint Hospitals, Inc.(1)	48,989	1,717,554
Lincare Holdings, Inc.	21,879	548,944
McKesson Corp.	30,667	1,894,607
Quest Diagnostics, Inc.	19,665	992,492

Security	Shares	Value
Tenet Healthcare Corp.(1)	60,215	$284,215
UnitedHealth Group, Inc.	97,543	3,424,735
VCA Antech, Inc.(1)	11,686	246,458

		$15,518,467

Hotels, Restaurants & Leisure — 1.9%
International Game Technology	56,626	$818,246
Marriott International, Inc., Class A	84,857	3,040,426
McDonald’s Corp.	73,784	5,497,646
Starwood Hotels & Resorts Worldwide, Inc.	39,775	2,090,176
Wendy’s/Arby’s Group, Inc., Class A	47,829	216,666
Yum! Brands, Inc.	104,604	4,818,060

		$16,481,220

Household Durables — 0.7%
Pulte Group, Inc.(1)	35,360	$309,754
Stanley Black & Decker, Inc.	56,752	3,477,762
Whirlpool Corp.	25,281	2,046,750

		$5,834,266

Household Products — 1.5%
Clorox Co. (The)	41,339	$2,759,792
Colgate-Palmolive Co.	45,762	3,517,267
Procter & Gamble Co.	110,420	6,621,887

		$12,898,946

Industrial Conglomerates — 1.2%
3M Co.	70,389	$6,103,430
General Electric Co.	290,528	4,721,080

		$10,824,510

Insurance — 2.4%
ACE, Ltd.	35,393	$2,061,642
Aflac, Inc.	37,577	1,943,107
AON Corp.	18,737	732,804
Arthur J Gallagher & Co.	64,233	1,693,824
AXA SA ADR	26,846	466,584
Berkshire Hathaway, Inc., Class B(1)	37,000	3,059,160
Marsh & McLennan Cos., Inc.	83,378	2,011,077
MetLife, Inc.	39,437	1,516,353
Travelers Companies, Inc. (The)	95,770	4,989,617
Unum Group	81,297	1,800,729
Willis Group Holdings PLC	26,215	807,946

		$21,082,843

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(1)	82,179	$12,907,034

		$12,907,034

Internet Software & Services — 4.7%
Akamai Technologies, Inc.(1)	38,264	$1,920,088
eBay, Inc.(1)	207,226	5,056,314
Google, Inc., Class A(1)	48,932	25,727,956
VeriSign, Inc.(1)	121,055	3,842,286
Yahoo! Inc.(1)	276,679	3,920,541

		$40,467,185

IT Services — 1.7%
Alliance Data Systems Corp.(1)	15,553	$1,014,989
Cognizant Technology Solutions Corp., Class A(1)	125,804	8,110,584
Fidelity National Information Services, Inc.	75,465	2,047,366

Security	Shares	Value
MasterCard, Inc., Class A	9,897	$2,216,928
Visa, Inc., Class A	17,917	1,330,516

		$14,720,383

Leisure Equipment & Products — 0.4%
Mattel, Inc.	146,985	$3,448,268

		$3,448,268

Life Sciences Tools & Services — 0.3%
Illumina, Inc.(1)	37,347	$1,837,472
PerkinElmer, Inc.	23,065	533,724

		$2,371,196

Machinery — 1.4%
Caterpillar, Inc.	42,387	$3,335,009
Dover Corp.	40,339	2,106,099
Eaton Corp.	26,969	2,224,673
Ingersoll-Rand PLC	27,231	972,419
PACCAR, Inc.	52,767	2,540,731
Titan International, Inc.	49,164	667,156

		$11,846,087

Media — 3.7%
CBS Corp., Class B	222,271	$3,525,218
Comcast Corp., Class A	608,758	11,006,344
DIRECTV, Class A(1)	104,914	4,367,570
McGraw-Hill Cos., Inc. (The)	61,443	2,031,305
Omnicom Group, Inc.	78,918	3,115,683
Walt Disney Co. (The)	254,597	8,429,707

		$32,475,827

Metals & Mining — 0.5%
Newmont Mining Corp.	39,318	$2,469,564
Nucor Corp.	26,584	1,015,509
United States Steel Corp.	24,579	1,077,543

		$4,562,616

Multi-Utilities — 1.3%
CMS Energy Corp.	357,857	$6,448,583
Public Service Enterprise Group, Inc.	157,343	5,204,907

		$11,653,490

Multiline Retail — 1.4%
Dollar Tree, Inc.(1)	25,030	$1,220,463
Macy’s, Inc.	171,516	3,960,304
Nordstrom, Inc.	50,105	1,863,906
Target Corp.	92,542	4,945,445

		$11,990,118

Oil, Gas & Consumable Fuels — 5.7%
Alpha Natural Resources, Inc.(1)	32,266	$1,327,746
Chevron Corp.	126,045	10,215,947
ConocoPhillips	114,202	6,558,621
EOG Resources, Inc.	16,208	1,506,858
Exxon Mobil Corp.	254,400	15,719,376
Hess Corp.	39,495	2,334,944
Occidental Petroleum Corp.	56,364	4,413,301
Patriot Coal Corp.(1)	49,339	562,958
Peabody Energy Corp.	37,062	1,816,408
Petrohawk Energy Corp.(1)	67,033	1,081,913
Suncor Energy, Inc.	33,674	1,096,089
Williams Cos., Inc.	150,563	2,877,259

		$49,511,420

Security	Shares	Value
Paper & Forest Products — 0.2%
MeadWestvaco Corp.	56,858	$1,386,198

		$1,386,198

Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	61,733	$3,903,378

		$3,903,378

Pharmaceuticals — 4.5%
Abbott Laboratories	122,167	$6,382,004
Bristol-Myers Squibb Co.	206,217	5,590,543
Eli Lilly & Co.	31,684	1,157,416
Johnson & Johnson	113,779	7,049,747
Merck & Co., Inc.	205,376	7,559,891
Pfizer, Inc.	493,935	8,480,864
Shire PLC ADR	36,934	2,484,919

		$38,705,384

Professional Services — 0.4%
Equifax, Inc.	17,082	$532,958
Robert Half International, Inc.	97,492	2,534,792

		$3,067,750

Real Estate Investment Trusts (REITs) — 0.6%
Apartment Investment & Management Co., Class A	35,696	$763,181
AvalonBay Communities, Inc.	2,209	229,581
Plum Creek Timber Co., Inc.	14,401	508,355
ProLogis	31,352	369,327
Simon Property Group, Inc.	39,276	3,642,456

		$5,512,900

Road & Rail — 0.8%
CSX Corp.	11,529	$637,784
Kansas City Southern(1)	34,036	1,273,287
Norfolk Southern Corp.	25,252	1,502,746
Ryder System, Inc.	12,392	530,006
Union Pacific Corp.	33,301	2,724,022

		$6,667,845

Semiconductors & Semiconductor Equipment — 4.3%
Applied Materials, Inc.	254,460	$2,972,093
ASML Holding NV ADR	59,749	1,776,338
Atheros Communications, Inc.(1)	76,210	2,008,133
Cirrus Logic, Inc.(1)	144,051	2,569,870
Cree, Inc.(1)	44,440	2,412,647
Cypress Semiconductor Corp.(1)	135,761	1,707,873
Intel Corp.	810,927	15,594,126
KLA-Tencor Corp.	43,060	1,517,004
Maxim Integrated Products, Inc.	33,635	622,584
Microchip Technology, Inc.	25,015	786,722
Micron Technology, Inc.(1)	193,704	1,396,606
National Semiconductor Corp.	30,874	394,261
ON Semiconductor Corp.(1)	149,333	1,076,691
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	111,037	1,125,915
Tessera Technologies, Inc.(1)	50,120	927,220

		$36,888,083

Software — 8.0%
Adobe Systems, Inc.(1)	200,938	$5,254,529
Ariba, Inc.(1)	26,123	493,725
Check Point Software Technologies, Ltd.(1)	69,443	2,564,530
Concur Technologies, Inc.(1)	98,427	4,866,231
Electronic Arts, Inc.(1)	153,547	2,522,777
Microsoft Corp.	1,115,624	27,321,632

Security	Shares	Value
Oracle Corp.	703,108	$18,878,450
Red Hat, Inc.(1)	57,959	2,376,319
Symantec Corp.(1)	316,103	4,795,282
TiVo, Inc.(1)	53,923	488,542

		$69,562,017

Specialty Retail — 1.7%
Advance Auto Parts, Inc.	42,479	$2,492,668
American Eagle Outfitters, Inc.	47,505	710,675
Best Buy Co., Inc.	42,452	1,733,315
Gap, Inc. (The)	81,861	1,525,889
Lowe’s Companies, Inc.	61,537	1,371,660
Staples, Inc.	249,970	5,229,372
Tiffany & Co.	39,926	1,876,123

		$14,939,702

Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands, Inc.(1)	33,949	$877,921
NIKE, Inc., Class B	36,816	2,950,434

		$3,828,355

Tobacco — 1.1%
Altria Group, Inc.	97,908	$2,351,750
Philip Morris International, Inc.	114,950	6,439,499
Reynolds American, Inc.	6,181	367,090

		$9,158,339

Trading Companies & Distributors — 0.4%
Fastenal Co.	63,331	$3,368,576

		$3,368,576

Wireless Telecommunication Services — 1.0%
Millicom International Cellular SA	35,756	$3,430,788
Rogers Communications, Inc., Class B	58,958	2,206,798
Vodafone Group PLC ADR	114,218	2,833,749

		$8,471,335

Total Common Stocks — 102.9% (identified cost $696,500,779)		$891,271,937

Call Options Written — (3.2)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
NASDAQ 100 Index	925	$1,925	10/16/10	$(8,089,125)
NASDAQ 100 Index	895	1,950	10/16/10	(6,032,300)
S&P 500 Index	3,660	1,120	10/16/10	(11,510,700)
S&P 500 Index	910	1,130	10/16/10	(2,224,950)

Total Call Options Written (premiums received $18,976,639)				$(27,857,075)

Other Assets, Less Liabilities — 0.3%				$3,062,430

Net Assets — 100.0%				$866,477,292

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$696,497,557

Gross unrealized appreciation	$219,702,070
Gross unrealized depreciation	(24,927,690)

Net unrealized appreciation	$194,774,380

Written call options activity for the fiscal year to date ended September 30, 2010 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	6,929	$11,298,538
Options written	59,203	136,726,849
Options terminated in closing purchase transactions	(52,152)	(103,541,457)
Options expired	(7,590)	(25,507,291)

Outstanding, end of period	6,390	$18,976,639

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $27,857,075.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$891,271,937	$—	$—	$891,271,937

Total Investments	$891,271,937	$—	$—	$891,271,937

Liability Description

Call Options Written	$(27,857,075)	$—	$—	$(27,857,075)

Total	$(27,857,075)	$—	$—	$(27,857,075)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund
By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 24, 2010